Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD SPECIALIZED FUNDS
Prospectus Date	rr_ProspectusDate	Sep. 26, 2018
Retail | Vanguard Global Capital Cycles Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/><br/> (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/><br/> (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information shown in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in U.S. and foreign equity securities. The Fund seeks to generate above average compounded returns by purchasing securities in companies and industries where capital spending is declining, and seeks to avoid companies, assets, and business models that can be easily replicated. Companies, assets, and business models that cannot be easily replicated may include those with differentiated offerings, a low-cost advantage, or that maintain an advantage over competitors in their same industry. The Fund typically invests across a range of sectors, a mix of developed and emerging markets stocks, and typically holds companies across the market capitalization spectrum. The Fund will concentrate its investments (i.e. hold 25% or more of its total assets) in securities of issuers in the precious metals and mining industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund could lose money over short or long periods of time. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

• Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from global stock markets. Small-, mid-, and large-capitalization stocks each tend to go through cycles of doing better—or worse—than other segments of the stock market or the global stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. Small and midsize companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Country/regional risk is especially high in emerging markets.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Currency risk is especially high in emerging markets.

• Industry concentration risk, which is the chance that there will be particular problems affecting an entire industry. Any fund that concentrates in a particular industry will generally be more volatile than a fund that invests more broadly. The precious metals and mining industry could be affected by sharp price volatility caused by global economic, financial, and political factors. Resource availability, government regulation, inflation expectations and economic cycles could also adversely affect that industry.

• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could lose money over short or long periods of time.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective September 26, 2018, the Fund changed its name, performance benchmark, and investment strategy. Performance for the periods shown below is based on the investment strategy utilized by the Fund prior to September 26, 2018, under the name Vanguard Precious Metals and Mining Fund. Performance for the periods shown below reflects that of the Fund's prior investment advisor, M&G Investment Management Limited ("M&G"). M&G served as the Fund's investment advisor through July 27, 2018.

		The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Returns for the MSCI ACWI Index are adjusted for withholding taxes. As of September 26, 2018, in connection with a change to the Fund’s name and investment strategy, the Fund added the S&P Global BMI Metals & Mining 25% Weighted Index (USD) (Custom) and the MSCI ACWI Index as the performance benchmarks against which the Fund measures its performance and no longer measures its performance against the S&P Global Custom Metals and Mining Index and the S&P 500 Index. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Returns for the MSCI ACWI Index are adjusted for withholding taxes. As of September 26, 2018, in connection with a change to the Fund’s name and investment strategy, the Fund added the S&P Global BMI Metals & Mining 25% Weighted Index (USD) (Custom) and the MSCI ACWI Index as the performance benchmarks against which the Fund measures its performance and no longer measures its performance against the S&P Global Custom Metals and Mining Index and the S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Global Capital Cycles Fund Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 34.84% (quarter ended June 30, 2016), and the lowest return for a quarter was –42.56% (quarter ended September 30, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 26, 2018, the Fund changed its primary benchmark to the S&P Global BMI Metals and Mining 25% Weighted Index (USD)(Custom) and changed its name and investment strategy. Because the S&P Global BMI Metals and Mining 25% Weighted Index (USD)(Custom) has an inception date of June 3, 2018, performance information is not included above.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Retail | Vanguard Global Capital Cycles Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	$ 20	[1]
Management Fees	rr_ManagementFeesOverAssets	0.34%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[2]
1 Year	rr_ExpenseExampleYear01	$ 38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	468
1 Year	rr_ExpenseExampleNoRedemptionYear01	38
3 Years	rr_ExpenseExampleNoRedemptionYear03	119
5 Years	rr_ExpenseExampleNoRedemptionYear05	208
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 468
2008	rr_AnnualReturn2008	(56.02%)	[3]
2009	rr_AnnualReturn2009	76.46%	[3]
2010	rr_AnnualReturn2010	37.45%	[3]
2011	rr_AnnualReturn2011	(21.70%)	[3]
2012	rr_AnnualReturn2012	(12.98%)	[3]
2013	rr_AnnualReturn2013	(35.13%)	[3]
2014	rr_AnnualReturn2014	(11.41%)	[3]
2015	rr_AnnualReturn2015	(29.42%)	[3]
2016	rr_AnnualReturn2016	50.64%	[3]
2017	rr_AnnualReturn2017	13.75%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.56%)
1 Year	rr_AverageAnnualReturnYear01	13.75%
5 Years	rr_AverageAnnualReturnYear05	(7.02%)
10 Years	rr_AverageAnnualReturnYear10	(6.60%)
Retail | Vanguard Global Capital Cycles Fund | Return After Taxes on Distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.77%
5 Years	rr_AverageAnnualReturnYear05	(7.16%)
10 Years	rr_AverageAnnualReturnYear10	(7.35%)
Retail | Vanguard Global Capital Cycles Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.81%
5 Years	rr_AverageAnnualReturnYear05	(5.16%)
10 Years	rr_AverageAnnualReturnYear10	(4.26%)
Retail | Vanguard Global Capital Cycles Fund | S&P Global BMI Metals & Mining 25% Weighted Index (USD) (Custom)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		[4],[5]
5 Years	rr_AverageAnnualReturnYear05		[4],[5]
10 Years	rr_AverageAnnualReturnYear10		[4],[5]
Retail | Vanguard Global Capital Cycles Fund | MSCI ACWI Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.97%	[4]
5 Years	rr_AverageAnnualReturnYear05	10.80%	[4]
10 Years	rr_AverageAnnualReturnYear10	4.65%	[4]
Retail | Vanguard Global Capital Cycles Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%	[4]
5 Years	rr_AverageAnnualReturnYear05	15.79%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.50%	[4]
Retail | Vanguard Global Capital Cycles Fund | S&P Global Custom Metals and Mining Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.04%	[4]
5 Years	rr_AverageAnnualReturnYear05	(4.61%)	[4]
10 Years	rr_AverageAnnualReturnYear10	(2.41%)	[4]

[1]	/year
[2]	The expense information shown in the table has been restated to reflect current fees.
[3]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2018, was –8.25%.
[4]	Comparative Indexes
[5]	Effective September 26, 2018, the Fund changed its primary benchmark to the S&P Global BMI Metals and Mining 25% Weighted Index (USD)(Custom) and changed its name and investment strategy. Because the S&P Global BMI Metals and Mining 25% Weighted Index (USD)(Custom) has an inception date of June 3, 2018, performance information is not included above.